Recent and Pending Acquisitions - ICH (Details) (USD $)	12 Months Ended					0 Months Ended			0 Months Ended
	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2013 Investors Capital Holdings	Dec. 31, 2012 Investors Capital Holdings	Jul. 11, 2014 Subsequent Event Investors Capital Holdings	Jun. 11, 2014 Subsequent Event Investors Capital Holdings	Jun. 11, 2014 Subsequent Event Investors Capital Holdings	Jul. 11, 2014 Subsequent Event RCAP Holdings, LLC Investors Capital Holdings Common Class A
Business Combination, Consideration Transferred [Abstract]
Business acquisition, equity interest issued, number of shares									2,029,261
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Cash								$ 6,881,000
Short term investments and securities owned								499,000
Receivables								8,203,000
Property and equipment								32,000
Other assets								6,363,000
Accounts payable and accrued expenses								(1,922,000)
Other liabilities								(7,593,000)
Notes payable and long-term debt								(2,918,000)
Non-qualified deferred compensation								(2,611,000)
Total fair value excluding goodwill and intangible assets								6,934,000
Goodwill	79,986,000	[1]	0					25,127,000
Intangible assets								33,800,000
Deferred tax liability								(13,324,000)
Total consideration								52,537,000
Cash paid by the Company						8,400,000	8,412,000
Stock issued by the Company							44,125,000
Total adjusted purchase price						52,500,000	52,537,000
Business Acquisition, Pro Forma Information [Abstract]
Total revenues	2,682,500,000		1,834,300,000	87,800,000	83,000,000
Loss before taxes				$ (5,200,000)	$ (2,100,000)

[1]	Amounts have been recast to reflect the inclusion of First Allied in the Company’s consolidated financial statements.